Option and Incentive Plans	12 Months Ended
Dec. 31, 2012
Option and Incentive Plans [Abstract]
Option and Incentive Plans

Note 17: Option and Incentive Plans

CNH issues share-based compensation awards to eligible members of the Board of Directors under the CNH Directors’ Compensation Plan, and to certain employees under the CNH Equity Incentive Plan. For the years ended December 31, 2012, 2011, and 2010, CNH recognized total share-based compensation expense of $59 million, $63 million and $34 million, respectively. For the years ended December 31, 2012, 2011, and 2010, CNH recognized a total tax benefit relating to share-based compensation expense of $15 million, $17 million, and $10 million, respectively. As of December 31, 2012, CNH has unrecognized share-based compensation expense related to non-vested awards of approximately $48 million based on current assumptions related to achievement of specified performance objectives, when applicable. Unrecognized share-based compensation costs will be recognized over a weighted-average period of 1.5 years.

CNH Equity Incentive Plan

The CNH Equity Incentive Plan, as amended, (the “CNH EIP”) provides for grants of various types of equity awards to officers and certain employees of CNH and its subsidiaries. As of December 31, 2012, CNH has reserved 25,900,000 shares for the CNH EIP.

The exercise prices of the stock option grants are based upon the average closing price of CNH common shares on the New York Stock Exchange for the thirty-day period preceding the date of grant.

Stock Option Grants

In September 2012, CNH granted approximately 700 thousand performance-based stock options (at target award levels) under the CNH EIP. As CNH’s 2012 results exceeded the target performance levels, approximately one million of these options were granted. One-third of the options vested in February 2013 following the approval of 2012 results by the Board of Directors. The remaining options will vest equally on the first and second anniversary of the initial vesting date. Options granted under the CNH EIP have a contractual life of five years from the initial vesting date.

The following table reflects option activity under the CNH EIP for the year ended December 31, 2012:

	2012
	Shares	Weighted- Average Exercise Price
Outstanding at beginning of year	6,125,413	$33.49
Granted	1,114,725	41.30
Forfeited	(145,970)	38.33
Expired	(324)	21.20
Exercised	(2,478,727)	27.53

Outstanding at end of year	4,615,117	40.45

Exercisable at end of year	1,516,240	39.66

Outstanding options under the CNH EIP have a weighted average remaining contract term of 3.7 years. Exercisable options under the CNH EIP have a weighted average remaining contract term of 2.8 years.

The following table summarizes outstanding stock options under the CNH EIP at December 31, 2012:

	Options Outstanding				Options Exercisable
Range of Exercise Price	Shares Outstanding	Weighted- Average Contractual Life	Weighted- Average Exercise Price	Aggregate Intrinsic Value(A)	Shares Exercisable	Weighted- Average Contractual Life	Weighted- Average Exercise Price	Aggregate Intrinsic Value(A)
$13.58–$29.99	188,990	2.1	$13.58	$5,047,923	188,990	2.1	$13.58	$5,047,923
$30.00–$41.99	2,263,852	4.0	35.90	10,461,974	391,532	2.9	32.18	3,176,467
$42.00–$57.30	2,162,275	3.6	47.57	—	935,718	3.0	48.06	—

				$15,509,897				$8,224,390

(A)

The difference between the exercise price of share-based compensation and the year-end market price of CNH common shares of $40.29. No amount is shown for awards with an exercise price that is greater than the year-end market price.

Performance Share Grants

Under the CNH EIP, performance-based shares may also be granted to selected key employees and executive officers. CNH establishes the period and conditions of performance for each award. Performance-based shares vest upon the attainment of specified performance objectives.

In 2012, CNH issued several grants of performance-based shares throughout the year. These shares will cliff vest in February 2015 based on their respective performance targets. The total number of shares granted is 136,000 with a weighted average fair value of $40.67 per share.

In 2011 and 2010, CNH granted approximately 154 thousand and 2 million performance-based share awards under the CNH EIP, respectively. The weighted average fair value of the awards is $39.10 and $34.74 per share for awards granted in 2011 and 2010, respectively. These performance shares have the same performance targets which are designated on a cumulative basis for the three-, four- and five-year periods ended December 31, 2012, 2013, and 2014. The first tranche of these performance shares vested in February 2013 following the achievement of the performance targets for the three years ended December 31, 2012. The remaining shares will vest in two equal tranches if respective performance targets for those tranches are achieved.

CNH granted performance-based share awards under the Top Performance Plan (“TPP”) in 2006 through 2009; however, CNH did not recognize any share-based compensation expense related to TPP awards in 2010 because the related performance targets for these shares were not achieved.

The following table reflects performance-based share activity under the CNH EIP for the year ended December 31, 2012:

	2012
	Performance Shares	Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	2,020,000	$35.07
Granted	135,938	40.67
Forfeited	(231,200)	36.71
Vested	—	—

Nonvested at end of year	1,924,738	35.27

Restricted Share Grants

CNH granted 189,000, 272,750 and 302,000 restricted share units to selected key employees under CNH EIP with a weighted average fair value of $43.64, $26.91 and $34.74 per share, respectively, in 2012, 2011 and 2010. Restricted shares vest in three equal installments over three years starting from the grant date.

The following table reflects restricted share activity under the CNH EIP for the year ended December 31, 2012:

	2012
	Performance Shares	Weighted Average Grant-Date Fair Value
Nonvested at beginning of year	470,269	$30.15
Granted	188,933	43.64
Forfeited	(34,887)	30.41
Vested	(181,077)	30.99

Nonvested at end of year	443,238	35.54

CNH Directors’ Compensation Plan

The CNH Global N.V. Directors’ Compensation Plan (“CNH Directors’ Plan”) provides for the payment of: (1) an annual retainer fee of $100,000; (2) an Audit Committee membership fee of $20,000; (3) a Corporate Governance and Compensation Committee membership fee of $15,000; (4) an Audit Committee chair fee of $35,000; and (5) a Corporate Governance and Compensation Committee chair fee of $25,000 (collectively, the “Fees”) to eligible directors of CNH in the form of cash, and/or common shares of CNH, and/or options to purchase common shares of CNH. The CNH Directors’ Plan provides for the payment of the Fees to eligible members of the Board of CNH, provided that such members do not receive salary or other employment compensation from CNH, Fiat Industrial S.p.A., Fiat S.p.A., or their respective subsidiaries. Each quarter of the CNH Directors’ Plan year, the eligible directors elect the form of payment of their Fees. If the elected form is common shares, the eligible director will receive as many common shares as are equal to the amount of Fees the director elects to forego, divided by the fair market value of a common share. Common shares issued vest immediately upon grant, but cannot be sold for a period of six months. If the elected form is options, the eligible director will receive as many options as the amount of Fees that the director elects to forego, multiplied by four and divided by the fair market value of a common share. Such fair market value being equal to the average of the highest and lowest sale price of a common share on the last trading day of each quarter of the CNH Directors’ Plan year on the NYSE. Stock options granted as a result of such an election vest immediately upon grant, but shares purchased under options cannot be sold for six months following the date of exercise. Stock options terminate upon the earlier of: (1) ten years after the grant date; or (2) six months after the date an individual ceases to be a director. At December 31, 2012 and 2011, there were 682,747 and 690,993 common shares, respectively, reserved for issuance under the CNH Directors’ Plan. Directors eligible to receive compensation under the CNH Directors’ Plan do not receive benefits upon termination of their service as directors.

As of December 31, 2012, the number of option outstanding and exercisable under the CNH Directors’ Plan is 67,276 with a weighted average exercise price of $36.01 per share.

Share-Based Compensation Fair Value Assumptions

The Black-Scholes pricing model was used to calculate the fair value of stock options. The weighted-average assumptions used under the Black-Scholes pricing model for options issued under the CNH EIP were as follows:

	2012	2011	2010
Risk-free interest rate	0.40%	1.40%	1.90%
Dividend yield	0.00%	0.30%	0.50%
Stock price volatility	51.70%	75.10%	74.10%
Option life (years)	3.39	3.81	3.73

Based on this model, the weighted-average grant date fair values of stock options awarded for the years ended December 31, 2012, 2011, and 2010 were as follows:

	2012	2011	2010
CNH EIP	$13.79	$26.24	$16.10

The risk-free interest rate is based on the current U.S. Treasury rate for a bond of approximately the expected life of the options. The expected volatility is based on the historical activity of CNH’s common shares over a period at least equal to the expected life of the options. The expected life for the CNH EIP grant is based on the average of the vesting period of each tranche and the original contract term of 65 to 70 months. The expected dividend yield is determined to be zero as management does not expect CNH to issue ordinary dividends in the foreseeable future.

The fair value of performance-based shares and restricted shares is based on the market value of CNH’s common shares on the date of the grant and is adjusted for the estimated value of dividends which are not available to participants during the vesting period.

Additional Share-Based Compensation Information

The table below provides additional share-based compensation information for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
	(in millions)
Total intrinsic value of options exercised	$45	$28	$15
Fair value of shares vested	$7	$3	$—
Cash received from share award exercises	$68	$31	$21
Tax benefit of options exercised and shares vested	$3	$3	$3

As of December 31, 2012, there were 12,072,126 common shares available for issuance under the CNH EIP. Company shares that may be issued under the CNH EIP or any other plans may be either authorized and unissued shares, or issued shares that have been reacquired by the Company and are being held as treasury shares.

Modification

In December 2012, CNH paid a special dividend of $10 per common share to CNH minority shareholders of record as of December 20, 2012, as part of the merger agreement with Fiat Industrial. In accordance with the anti-dilutive provision of both the CNH EIP and CNH Directors’ Plan, on January 28, 2013, the CNH Corporate Governance and Compensation Committee approved required equitable adjustments to outstanding equity awards. The adjustments have been retrospectively made to outstanding options under the CNH EIP and CNH Directors’ Plan, unvested performance shares and unvested restricted shares under the CNH EIP, as of the ex-dividend date on December 18, 2012. In early 2013, the exercise prices have been reduced and the number of outstanding shares has been increased for stock options, and the number of unvested shares has been increased for performance shares and restricted shares, to maintain the pre-dividend fair value. The weighted average exercise price of outstanding options decreased from $40.45 to $33.34, the number of outstanding options increased from 4.6 million to 5.6 million, the number of unvested performance shares increased from 1.9 million to 2.3 million and the number of unvested restricted shares increased from 451 thousand to 548 thousand. The aggregate fair value, the aggregate intrinsic value and the ratio of the exercise price to the market price are approximately equal immediately before and after the adjustment. Therefore, no additional compensation expense was recognized in 2012.